CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net loss	$ (17,676)	$ (223,095)	$ (259,297)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of deferred income taxes of $7,151, $(5,924) and $(5,436) in 2014, 2013 and 2012, respectively	(47,695)	(55,827)	11,434
Net gains (losses) on cash flow hedging instruments, net of deferred income taxes of $(338), $(1,410) and $567 in 2014, 2013 and 2012, respectively	(1,957)	1,047	(4,333)
Pension liability adjustments, net of deferred income taxes of $13,454, $(11,095) and $7,572 in 2014, 2013 and 2012, respectively	(113,596)	95,604	(53,645)
Unrealized gain on marketable securities, net of deferred income taxes of $(3), $(18) and $(3) in 2014, 2013 and 2012, respectively	5	31	6
Total other comprehensive income (loss)	(163,243)	40,855	(46,538)
Total comprehensive loss	(180,919)	(182,240)	(305,835)
Less: Comprehensive income attributable to noncontrolling interests	(2,893)	(10,055)	(950)
Comprehensive loss attributable to Harsco Corporation	$ (183,812)	$ (192,295)	$ (306,785)